Fair Value Measurements (Tables)	6 Months Ended
Jun. 30, 2022
Class of Stock [Line Items]
Schedule of assumptions used for the fair value calculations

Below are the assumptions used for the fair value calculations of the warrants issued in 2021:

July 16,
2021
Standard deviation	110.00%
Annual risk-free interest rate	0.79%
Required return on equity	17.00%
Expected life in years	4.98
Annual turnover rate	0.00%
Period risk-free rate	0.07%

NOTE 4 – Shareholders’ Equity (cont.)

Below are the assumptions used for the fair value calculations of the warrants issued in 2022:

	January 4,	March 10,
	2022	2022
Expected dividend yield	0%	0%
Expected volatility	110%	110%
Risk-free interest	1.4%	1.9%
Expected life	5.0	5.0